Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
The Plan’s significant accounting policies are as follows:

Basis of accounting: The financial statements of the Plan are presented on the accrual basis of accounting, in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment valuation and income recognition: Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 3 for further discussion of fair value measurements.

Purchases and sales of securities are accounted for on a trade-date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Use of estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Company, as Plan administrator, to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.

Payment of benefits: Benefit distributions are recorded when paid.

Notes receivable from participants: Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Any related fees are recorded as administrative expenses and expensed when incurred. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the remaining participant loan balance is recorded as a benefit payment.

Interest income on notes receivable: During 2025, Plan management re-evaluated the presentation of interest income on notes receivable from participants within the Statements of Changes in Net Assets Available for Benefits. Historically, interest income on notes receivable from participants was included within interest and dividend income. Based on this evaluation, Plan management determined that separately presenting interest on notes receivable from participants better reflects the nature of the income associated with participant loan activity. Accordingly, the prior year presentation has been corrected to conform to the current year presentation, with interest income on notes receivable from participants presented separately from interest and dividend income in the financial statements. This immaterial correction had no impact on the Plan’s net assets available for benefits or the changes in net assets available for benefits for any period presented.